Capital structure and financing - C.6. Net finnacial obligations, table 2 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in liabilities arising from financing activities [abstract]
Interest accretion, liabilities arising form financing activities	$ 9	$ 20
Transfers, liabilities arising form financing activities	4	(14)
Other non-cash movements, liabilities arising form financing activities	(8)	(36)
Changes In Net Debt [Abstract]
Net debt	7,981	5,837
Cash flows, net debt	(858)	1,780
Scope changes, net debt	0	414
Additions/acquisitions, net debt	251	123
Foreign exchange movements, net debt	(249)	(142)
Transfers (to)/from assets held for sale, net debt	(349)
Net debt	6,780	7,981
Bond and bank debt and financing
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning of period	7,744	5,691
Cash flows, liabilities arising form financing activities	(557)	1,779
Scope changes	0	413
Acquisition of subsidiaries, joint ventures and associates, net of cash acquired	0	0
Interest accretion, liabilities arising form financing activities	9	20
Foreign exchange movements, liabilities arising form financing activities	(197)	(108)
Transfers (to)/from assets held for sale, liabilities arising form financing activities	(189)
Transfers, liabilities arising form financing activities	1	(15)
Other non-cash movements, liabilities arising form financing activities	(8)	(36)
Liabilities arising from financing activities, end of period	6,804	7,744
Lease liabilities
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning of period	1,167	1,021
Cash flows, liabilities arising form financing activities	(157)	(137)
Scope changes	0	204
Acquisition of subsidiaries, joint ventures and associates, net of cash acquired	251	123
Interest accretion, liabilities arising form financing activities	0	0
Foreign exchange movements, liabilities arising form financing activities	(63)	(44)
Transfers (to)/from assets held for sale, liabilities arising form financing activities	(184)
Transfers, liabilities arising form financing activities	2	1
Other non-cash movements, liabilities arising form financing activities	0	0
Liabilities arising from financing activities, end of period	1,016	1,167
Cash and cash equivalents
Assets For Calculation Of Net Debt [Abstract]
Assets, beginning of period	895	875
Cash flows, assets	179	(169)
Scope changes, assets	0	199
Additions/acquisitions, assets	0	0
Foreign exchange movements, assets	(11)	(10)
Transfers (to)/from assets held for sale. assets	(24)
Assets, end of period	1,039	895
Other
Assets For Calculation Of Net Debt [Abstract]
Assets, beginning of period	35	0
Cash flows, assets	(35)	31
Scope changes, assets	0	4
Foreign exchange movements, assets		0
Assets, end of period	$ 0	$ 35